Share-based Payment Transactions - Additional Information (Detail)		12 Months Ended
	Aug. 17, 2011 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Plan period		10 years	10 years
Par value per share | $ / shares						$ 0.0001	$ 0.0001
Maximum aggregate number of shares which may be issued | shares		25,000,000	25,000,000
Maximum term of a Share Option		10 years	10 years
Share Option percentage of owns Shares of the voting power, where the term of Share Option decreases		10.00%	10.00%
Adjusted term of a Share Option		5 years	5 years
Minimum exercise price of an Share Option shall as a percentage of the quoted market value of the Share		100.00%	100.00%
Minimum exercise price of an Share Option shall as a percentage of the quoted market value of the Share, for 10% Shareholders		110.00%	110.00%
Number of share option granted	1,032,200
Exercise price of shares granted | $	$ 1.175		$ 1.175
Number of exercisable option shares					1,032,200		1,032,200
Total fair value of the share option at the date of grant		¥ 3,216,000				$ 499,000
Share option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment expenses		0.00		¥ 0.00	¥ 0.00
Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment expenses		¥ 0.00		¥ 0.00	¥ 0.00
Stock Appreciation Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of appreciation amount of quoted market value of share		100.00%	100.00%